Vessels, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment
Balance beginning of period	$ 453,175
Depreciation	17,822	13,579	13,616
Balance end of period	839,883	453,175
Vessel Cost
Property Plant And Equipment
Balance beginning of period	540,454	540,454
Acquisitions (Note 3(c))	404,530	0
Depreciation	0	0
Balance end of period	944,984	540,454
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(87,279)	(73,700)
Acquisitions (Note 3(c))	0	0
Depreciation	(17,822)	(13,579)
Balance end of period	(105,101)	(87,279)
Net Book Value
Property Plant And Equipment
Balance beginning of period	453,175	466,754
Acquisitions (Note 3(c))	404,530	0
Depreciation	(17,822)	(13,579)
Balance end of period	$ 839,883	$ 453,175